Income Taxes - Components of Profit (Loss) from Operations Before Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
The PRC	¥ 0	$ 0	¥ 0	¥ 0
All other jurisdictions	(6,648)	(967)	6,545	613
Profit (loss) before income tax	(6,648)	(967)	6,545	613
Current	0	0	0	0
Deferred	0	0	0	0
Income tax expense	¥ 0	$ 0	¥ 0	¥ 0